Key management compensation and related party transactions (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of key management compensation [Table Text Block]
	2025	2024	2023
Professional, other fees, and salaries	$139,197	$77,823	$214,914
Stock-based compensation	-	-	82,946
	$139,197	$77,823	$297,860